ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2019 USD ($)	Apr. 23, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of container vessels accounted for as direct financing leases | vessel		15
Interest costs capitalized	$ 2,700	$ 400	$ 0
Number of vessels with finance lease liabilities | vessel	7
Rig periodic surveys (in years)	5 years
Stockholders' equity attributable to parent	$ 1,091,231	982,327	795,651
$4.875% unsecured convertible bonds due 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest rate (as a percent)	4.875%					4.875%
Retained earnings / (accumulated deficit)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity attributable to parent	$ 40,015	(92,720)	(257,063)		$ 0
Additional paid-in capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity attributable to parent	$ 616,554	621,037	$ 531,382		469,426
Cumulative Effect, Period Of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity attributable to parent				$ (1,600)
Cumulative Effect, Period Of Adoption, Adjustment | Retained earnings / (accumulated deficit)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity attributable to parent		4,285		4,300	$ (32,638)
Cumulative Effect, Period Of Adoption, Adjustment | Additional paid-in capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity attributable to parent		$ (5,863)		$ (5,900)
Offshore Vessels and Rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life (in years)	30 years
Other Capitalized Property Plant and Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life (in years)	25 years
Office Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, rate (in percentage)	20.00%
River Box
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage			49.90%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage of disposed assets			50.10%
Maersk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of container vessels accounted for as direct financing leases | vessel	7